FORWARD FUNDS

Supplement dated May 1, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and

Forward Funds Class A, Class B, Class C and Class M Prospectus (“Load Prospectus”)

each dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGES IN FEES AND EXPENSES FOR THE

FORWARD INTERNATIONAL DIVIDEND FUND AND FORWARD LARGE CAP DIVIDEND FUND

The following information applies to the Forward International Dividend Fund only:

Effective May 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward International Dividend Fund on page 60 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	1.55%	1.55%
Total Annual Fund Operating Expenses	2.80%	2.45%
Fee Waiver and/or Expense Reimbursement(1)	–1.46%	–1.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.34%	0.99%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.34% and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$136	$101
3 Years	$730	$624
5 Years	$1,349	$1,173
10 Years	$3,018	$2,671

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward International Dividend Fund on page 65 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class M
Management Fee	0.85%	0.85%	0.85%
Distribution (12b-1) Fees	0.35%	0.75%	N/A
Shareholder Services Fees	0.20%	0.25%	0.05%
Other Expenses(1)	1.55%	1.55%	1.55%
Total Annual Fund Operating Expenses	2.95%	3.40%	2.45%
Fee Waiver and/or Expense Reimbursement(2)	–1.46%	–1.46%	–1.46%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.49%	1.94%	0.99%

(1)	Other expenses for Class A and Class M shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A, Class C, and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.49%, 1.94%, and 0.99%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A, Class C, or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C	Class M
1 Year	$718	$297	$101
3 Years	$1,305	$909	$624
5 Years	$1,916	$1,643	$1,173
10 Years	$3,556	$3,582	$2,671

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C	Class M
1 Year	$718	$197	$101
3 Years	$1,305	$909	$624
5 Years	$1,916	$1,643	$1,173
10 Years	$3,556	$3,582	$2,671

****

The following information applies to the Forward Large Cap Dividend Fund only:

Effective May 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Large Cap Dividend Fund on page 72 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.05%
Other Expenses	0.53%	0.53%
Total Annual Fund Operating Expenses	1.73%	1.38%
Fee Waiver and/or Expense Reimbursement(1)	–0.49%	–0.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	0.89%

(1)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.24% and 0.89%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$126	$91
3 Years	$497	$389
5 Years	$892	$708
10 Years	$1,998	$1,613

The “Annual Fund Operating Expenses” table and the “Examples” table for the Forward Large Cap Dividend Fund on page 76 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.80%	0.80%
Distribution (12b-1) Fees	0.35%	0.75%
Shareholder Services Fees	0.20%	0.25%
Other Expenses(1)	0.53%	0.53%
Total Annual Fund Operating Expenses	1.88%	2.33%
Fee Waiver and/or Expense Reimbursement(2)	–0.49%	–0.49%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%	1.84%

(1)	Other expenses for Class C shares are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.39% and 1.84%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$708	$287
3 Years	$1,087	$680
5 Years	$1,489	$1,200
10 Years	$2,609	$2,625

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$708	$187
3 Years	$1,087	$680
5 Years	$1,489	$1,200
10 Years	$2,609	$2,625

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP LC/ID EXP 05012012

FORWARD FUNDS

Supplement dated May 1, 2012

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2012

This supplement amends the SAI dated May 1, 2012 in order to incorporate changes to the expense limitation arrangements for the Forward International Dividend Fund and Forward Large Cap Dividend Fund, each an existing series of Forward Funds. Accordingly, the following revisions are incorporated into the SAI effective as of May 1, 2012:

The information concerning the expense limitation agreement with the Forward International Dividend Fund as contained in the table on page 21 of the SAI is replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward International Dividend Fund	Class A	April 30, 2013	1.49%
Forward International Dividend Fund	Class C	April 30, 2013	1.94%
Forward International Dividend Fund	Class M	April 30, 2013	0.99%
Forward International Dividend Fund	Investor Class	April 30, 2013	1.34%
Forward International Dividend Fund	Institutional Class	April 30, 2013	0.99%

The information concerning the expense limitation agreement with the Forward Large Cap Dividend Fund as contained in the table on page 21 of the SAI is replaced to read as follows:

Fund	Class	End Date	Expense Limit
Forward Large Cap Dividend Fund	Class A	April 30, 2013	1.39%
Forward Large Cap Dividend Fund	Class C	April 30, 2013	1.84%
Forward Large Cap Dividend Fund	Investor Class	April 30, 2013	1.24%
Forward Large Cap Dividend Fund	Institutional Class	April 30, 2013	0.89%

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE